Restatement of Previously Issued Quarterly Financial Statements (Unaudited) (Details) - Schedule of condensed consolidated statements of changes in stockholders’ equity (unaudited) - As Restated [Member] - USD ($)
$ in Thousands
	3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Restatement of Previously Issued Quarterly Financial Statements (Unaudited) (Details) - Schedule of condensed consolidated statements of changes in stockholders’ equity (unaudited) [Line Items]
Balance	$ 9,436	$ 1,614	$ 1,825	$ 1,600	$ 1,787	$ 1,984	$ 1,825	$ 1,825	$ 1,984
Payment of subscription receivable			100
Distributions to shareholders			(1,521)	(345)	(149)	(152)
Exercise of Moon warrants
Net Income (Loss)	(4,700)	(25,743)	1,210	242	(38)	(45)	(29,232)
Balance	6,068	9,436	$ 1,614	2,097	$ 1,600	$ 1,787	$ 6,068	$ (13,108)	$ 1,825
Convertible debt warrants	810
Stock based compensation	28
Shares issued for services	$ 494
Mining equipment		12,000
Sysorex Recapitalization		19,401
TTM digital/Sysorex merger		281
Professional services		$ 1,883
Shares issued				$ 600
Common Stock
Restatement of Previously Issued Quarterly Financial Statements (Unaudited) (Details) - Schedule of condensed consolidated statements of changes in stockholders’ equity (unaudited) [Line Items]
Balance (in Shares)	143,513,212	81,039,900	66,431,920	55,776,240	55,776,240	55,776,240	66,431,920	66,431,920	55,776,240
Balance	$ 1					$ 1			$ 1
Payment of subscription receivable
Distributions to shareholders
Exercise of Moon warrants (in Shares)			14,607,980
Exercise of Moon warrants
Net Income (Loss)
Balance (in Shares)	144,538,212	143,513,212	81,039,900	66,431,920	55,776,240	55,776,240	144,538,212		66,431,920
Balance	$ 1	$ 1					$ 1
Convertible debt warrants
Stock based compensation
Shares issued for services (in Shares)	1,025,000
Shares issued for services
Mining equipment (in Shares)		35,588,548
Mining equipment
Sysorex Recapitalization (in Shares)		25,985,633
Sysorex Recapitalization
TTM digital/Sysorex merger (in Shares)		494,311
TTM digital/Sysorex merger		$ 1
Professional services (in Shares)		404,820
Professional services
Shares issued (in Shares)				10,655,680
Shares issued
Treasury Stock
Restatement of Previously Issued Quarterly Financial Statements (Unaudited) (Details) - Schedule of condensed consolidated statements of changes in stockholders’ equity (unaudited) [Line Items]
Balance (in Shares)	75,379
Balance
Payment of subscription receivable
Distributions to shareholders
Exercise of Moon warrants
Net Income (Loss)
Balance (in Shares)	75,379	75,379					75,379
Balance
Convertible debt warrants
Stock based compensation
Shares issued for services
Mining equipment
Sysorex Recapitalization
TTM digital/Sysorex merger (in Shares)		75,379
TTM digital/Sysorex merger
Professional services
Shares issued
Additional Paid-In Capital
Restatement of Previously Issued Quarterly Financial Statements (Unaudited) (Details) - Schedule of condensed consolidated statements of changes in stockholders’ equity (unaudited) [Line Items]
Balance	34,103	539	2,060	2,370	2,519	2,671	2,060	2,060	2,671
Payment of subscription receivable
Distributions to shareholders			(1,521)	(345)	(149)	(152)
Exercise of Moon warrants
Net Income (Loss)
Balance	35,435	34,103	539	2,625	2,370	2,519	35,435		2,060
Convertible debt warrants	810
Stock based compensation	28
Shares issued for services	494
Mining equipment		12,000
Sysorex Recapitalization		19,401
TTM digital/Sysorex merger		280
Professional services		1,883
Shares issued				600
Subscription Receivables
Restatement of Previously Issued Quarterly Financial Statements (Unaudited) (Details) - Schedule of condensed consolidated statements of changes in stockholders’ equity (unaudited) [Line Items]
Balance			(100)	(100)	(100)	(100)	(100)	(100)	(100)
Payment of subscription receivable			100
Distributions to shareholders
Exercise of Moon warrants
Net Income (Loss)
Balance				(100)	(100)	(100)			(100)
Convertible debt warrants
Stock based compensation
Shares issued for services
Mining equipment
Sysorex Recapitalization
TTM digital/Sysorex merger
Professional services
Shares issued
Accumulated Deficit
Restatement of Previously Issued Quarterly Financial Statements (Unaudited) (Details) - Schedule of condensed consolidated statements of changes in stockholders’ equity (unaudited) [Line Items]
Balance	(24,668)	1,075	(135)	(670)	(632)	(587)	(135)	$ (135)	(587)
Payment of subscription receivable
Distributions to shareholders
Exercise of Moon warrants
Net Income (Loss)	(4,700)	(25,743)	1,210	242	(38)	(45)
Balance	(29,368)	(24,668)	$ 1,075	(428)	$ (670)	$ (632)	$ (29,368)		$ (135)
Convertible debt warrants
Stock based compensation
Shares issued for services
Mining equipment
Sysorex Recapitalization
TTM digital/Sysorex merger
Professional services
Shares issued